May 4,1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Greenwich Street Series Fund (the "Fund")
	File Nos. 33-40603 and 811-6310

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 24, 1998 and went effective April 30, 1998.


	Any questions regarding this filing should be directed to the undersigned at (212) 816-5770.

	Please return an electronic transmittal upon your receipt of this filing.

Sincerely yours,



/s/Michael Kocur
Michael Kocur
Assistant Secretary